Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Lease liabilities [abstract]
Summary of lease liabilities

	2020		2019
	Noncurrent	Current	Noncurrent	Current
Lease liabilities	24,172	22,098	40,391	21,389

Summary of lease liabilities and discount rates
These liabilities are discounted at the following rates:

Lease term	2020	Effective average monthly rate used	2019	Effective average monthly rate used
0 to 1 year	5,370	0.93%	3,778	0.56%
1 to 2 years	10,544	0.76%	7,634	0.73%
2 to 3 years	6,602	0.79%	11,813	0.72%
3 to 4 years	9,610	0.87%	5,404	0.70%
4 to 5 years	2,674	0.92%	10,732	0.70%
5 to 9 years	7,917	0.92%	2,498	0.78%
More than 9 years	3,553	0.82%	19,921	0.98%

	46,270		61,780

Summary of lease liabilities activity
The evolution of the Group’s leases liabilities for the fiscal year ended December 31, 2020 and 2019 is as follows:

	2020		2019
Balance at the beginning of the year	61,780		23,059 (2)
Leases increase	11,421		39,779
Financial accretion	5,706		2,885
Leases decrease	(28,914	) (3)	(1,741)
Payments	(23,290)		(15,208)
Exchange and translation differences, net	19,548		12,999
Result from net monetary position (1)	19		7

Balance at the end of year	46,270		61,780

(1)
Includes the adjustment for inflation of opening balances of lease liabilities of subsidiaries with the Peso as functional currency, which was charged to other comprehensive income and the adjustment for inflation of the period, which was charged to results.

(2)	Corresponds to the balance related to initial application of IRFS 16.
(3)	See Note 33.f.